Loss Per Share - Schedule of Loss Attributed to Ordinary Shareholders (Basic) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Attributed to Ordinary Shareholders (Basic) [Abstract]
Total comprehensive loss for the year	$ (1,027)	$ (1,782)	$ (1,348)